John Hancock Funds II


                        Supplement dated November 7, 2007
              to the Class A, B, C and Class I Shares Prospectuses


Effective November 5, 2007, the address for John Hancock Signature Services, Inc., the Funds' transfer agent, has changed. The new address is:

         John Hancock Signature Services, Inc.
         P. O. Box 9510
         Portsmouth, NH  03802-9510

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                              John Hancock Funds II


                        Supplement dated November 7, 2007
             to the Class R, R1, R2, R3, R4 and R5 Shares Prospectus


Effective November 5, 2007, the address for John Hancock Signature Services, Inc., the Funds' transfer agent, has changed. The new address is:

         John Hancock Signature Services, Inc.
         P. O. Box 9510
         Portsmouth, NH  03802-9510



Under the "Your Account" section under the subsection "Who Can Buy Class R, R1, R2, R3, R4 and R5 Shares," the third bullet point of the subsection is amended and restated as follows:

         Class R, R1, R2, R3, R4 and R5 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the Portfolios through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

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                              John Hancock Funds II


                        Supplement dated November 7, 2007
                       to the Class NAV Shares Prospectus


The paragraph under the "Your Account" section under the subsection "Class NAV Shares" is amended and restated as follows:

         Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other funds of John Hancock Funds II and John Hancock Funds III. Class NAV shares are also sold to retirement plans and to certain institutional investors, including the Education Trust of Alaska, the issuer of interests in the John Hancock Freedom 529 plan.